Business acquisition (Details Narrative) - Jul. 14, 2022 - Affinity DNA [Member]	AUD ($)	EUR (€)
IfrsStatementLineItems [Line Items]
Purchase consideration	$ 486,187	€ 277,500
Contingent consideration	$ 486,187	€ 277,500